Putnam Mortgage Securities Fund*
* Prior to April 19, 2018, the fund was known as U.S. Government Income Trust. Fund Summary
Goal
Putnam Mortgage Securities Fund seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Mortgage Securities Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge. Please see page 17 for additional information.
[2]	This charge is phased out over six years. Please see page 18 for additional information.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Mortgage Securities Fund		Class A	Class B		Class C	Class M		Class R	Class R6		Class T		Class Y
Management fees		0.40%	0.40%		0.40%	0.40%		0.40%	0.40%		0.40%		0.40%
Distribution and service (12b-1) fees		0.25%	0.98%	[1]	1.00%	0.49%	[1]	0.50%			0.25%
Other expenses		0.24%	0.24%		0.24%	0.24%		0.24%	0.11%	[2]	0.24%	[2]	0.24%
Total annual fund operating expenses		0.89%	1.62%		1.64%	1.13%		1.14%	0.51%		0.89%		0.64%
Expense reimbursement	[3]	(0.14%)	(0.14%)		(0.14%)	(0.14%)		(0.14%)	(0.14%)		(0.14%)		(0.14%)
Total annual fund operating expenses after expense reimbursement		0.75%	1.48%		1.50%	0.99%		1.00%	0.37%		0.75%		0.50%
[1]	Represents a blended rate.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year (in the case of class R6, adjusted to reflect lower investor servicing fees with respect to Class R6 shares).
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/20/19. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Mortgage Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	474	659	860	1,440
Class B	651	797	1,068	1,715
Class C	253	504	879	1,932
Class M	423	659	914	1,643
Class R	102	348	614	1,374
Class R6	38	149	271	627
Class T	325	513	717	1,306
Class Y	51	191	343	785

Expense Example, No Redemption - Putnam Mortgage Securities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	151	497	868	1,715
Class C	153	504	879	1,932

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 1,452%.
Investments, risks, and performance Investments
We invest mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, we invest at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

We expect to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

We also expect to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While our emphasis will be on mortgage-backed securities, we may also invest to a lesser extent in other types of asset-backed securities.

We may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

We typically use to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial and housing markets, and factors related to a specific issuer, industry, geography, such as a region of the United States, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.The risks associated with bond investments include interest rate risk, which means the value of the fund's investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds, which may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2009 8.00% Worst calendar quarter Q3 2008 −3.50%
Average annual total returns after sales charges (for periods ending 12/31/17)
Average Annual Total Returns - Putnam Mortgage Securities Fund		1 Year	5 Years	10 Years
Class A		(3.21%)	0.39%	3.58%
Class A | after taxes on distributions		(4.49%)	(0.63%)	1.98%
Class A | after taxes on distributions and sale of fund shares		(1.82%)	(0.16%)	2.19%
Class B		(4.74%)	0.11%	3.41%
Class C		(0.84%)	0.46%	3.18%
Class M		(2.72%)	0.31%	3.43%
Class R		0.63%	0.97%	3.67%
Class R6	[1]	1.11%	1.47%	4.23%
Class T	[2]	(1.70%)	0.71%	3.74%
Class Y		1.11%	1.47%	4.23%
Bloomberg Barclays U.S. MBS Index (no deduction for fees or expenses)		2.47%	2.04%	3.84%
Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark (no deduction for fees, expenses or taxes)	[3]	1.86%	1.70%	3.84%
[1]	Performance for class R6 shares prior to its inception (4/19/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[3]	The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018 and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 through the current period.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index (an unmanaged index of agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac) replaced the Bloomberg Barclays GNMA Index as the benchmark for this fund because, in Putnam Investment Management LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Bloomberg Barclays GNMA Index (an unmanaged index of Government National Mortgage Association bonds) for the one-, five-, and ten-year periods ended on December 31, 2017 were 1.86%, 1.70%, and 3.84%, respectively.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.